Derivative financial instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Equity - Total Return Swap (TRS)	$ 145
Interest rate contracts - Swap	50
Interest rate contracts - Future	27	$ 10
Exchange rate contracts - Future	2,126	24
Currency - Non-deliverable forward contract (NDF)	11,228
Warrants	27,908	19,756
Interest rate contracts - Future - portfolio hedge	1
Total assets	41,485	101,318
Equity - Total Return Swap (TRS)	9,017
Interest rate contracts - Future	105	462
Exchange rate contracts - Future	233	4,034
Currency - Non-deliverable forward contract (NDF)	24
DI - Future - notes 13 and 14	46
Total liabilities	9,425	87,278
Total	50,910	188,596
Forward contracts		81,528
Interest rate contracts - Swap		7
Forward contracts		82,775
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Equity - Total Return Swap (TRS)	145
Interest rate contracts - Swap
Interest rate contracts - Future	27	2
Exchange rate contracts - Future	2,126	24
Currency - Non-deliverable forward contract (NDF)	11,228
Warrants
Interest rate contracts - Future - portfolio hedge	1
Total assets	13,527	81,554
Equity - Total Return Swap (TRS)	9,017
Interest rate contracts - Future	17	69
Exchange rate contracts - Future	233	4,034
Currency - Non-deliverable forward contract (NDF)	24
DI - Future - notes 13 and 14	46
Total liabilities	9,337	86,878
Total	22,864	168,432
Forward contracts		81,528
Interest rate contracts - Swap
Forward contracts		82,775
Later than one year [member]
IfrsStatementLineItems [Line Items]
Equity - Total Return Swap (TRS)
Interest rate contracts - Swap	50
Interest rate contracts - Future		8
Exchange rate contracts - Future
Currency - Non-deliverable forward contract (NDF)
Warrants	27,908	19,756
Interest rate contracts - Future - portfolio hedge
Total assets	27,958	19,764
Equity - Total Return Swap (TRS)
Interest rate contracts - Future	88	393
Exchange rate contracts - Future
Currency - Non-deliverable forward contract (NDF)
DI - Future - notes 13 and 14
Total liabilities	88	400
Total	$ 28,046	20,164
Forward contracts
Interest rate contracts - Swap		7
Forward contracts